Total
LADENBURG INCOME FUND
FUND SUMMARY: LADENBURG INCOME FUND
Investment Objective:
The Fund seeks to provide current income and capital preservation.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial Intermediary and in How to Purchase Shares on page 35 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - LADENBURG INCOME FUND	LADENBURG INCOME FUND Class A Shares	LADENBURG INCOME FUND Class C Shares	LADENBURG INCOME FUND Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%	none	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee (as a % of amount redeemed)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - LADENBURG INCOME FUND		LADENBURG INCOME FUND Class A Shares	LADENBURG INCOME FUND Class C Shares	LADENBURG INCOME FUND Class I Shares
Management Fees		0.50%	0.50%	0.50%
Distribution and/or Service (12b-1 Fees)		0.25%	1.00%	none
Other Expenses		1.03%	1.04%	1.03%
Acquired Fund Fees and Expenses	[1]	0.28%	0.28%	0.28%
Total Annual Fund Operating Expenses		2.06%	2.82%	1.81%
Fee Waiver and/or Reimbursement	[2]	(0.78%)	(0.79%)	(0.68%)
Total Annual Fund Operating Expenses After Fee Waiver		1.28%	2.03%	1.13%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements will include only the direct operating expenses incurred by the Fund.
[2]	The Fund’s adviser has contractually agreed to waive management fees and/or to make payments to limit Fund expenses, at least until October 31, 2024, so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser)) of the Fund do not exceed 1.00%, 1.75% and 0.85% of the Fund’s average daily net assets attributable to the Fund’s Class A, Class C and Class I shares, respectively. Any waiver or reimbursement by the adviser is subject to repayment by the Fund within the three years from the date the adviser waived any payment or reimbursed any expense, if the Fund is able to make the repayment without exceeding the current expense limitation in place at the time of waiver or the current expense limitation and the repayment is approved by the Board of Trustees. This agreement may be terminated only by the Fund’s Board of Trustees, on 60 days’ written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example - LADENBURG INCOME FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
LADENBURG INCOME FUND Class A Shares	724	1,042	1,485	2,711
LADENBURG INCOME FUND Class C Shares	306	799	1,419	3,090
LADENBURG INCOME FUND Class I Shares	115	503	917	2,071

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 34.51% of the average value of its portfolio.

Principal Investment Strategies:

The Fund’s investment adviser seeks to achieve the Fund’s investment objective by investing in a combination of equity, fixed income and alternative strategy exchange traded funds (“ETFs”), exchange traded notes (“ETNs”) and mutual funds (together, “Underlying Funds”). The Underlying Funds in which the Fund invests each primarily invest in (1) U.S. common stocks, (2) foreign common stocks, (3) U.S. fixed income securities, (4) foreign fixed income securities or (5) alternative investments including managed futures, master-limited partnerships, commodities, and long-short strategies. Equity Underlying Funds may follow a growth or value-investing style and may include those that invest in small-cap, mid-cap or large cap companies. The adviser invests Fund assets in fixed income Underlying Funds without restriction as to minimum issuer credit quality, sector, capitalization, country of origin, or security maturity. Fixed income Underlying Funds may invest in non-investment grade fixed income securities, commonly known as “high yield” or “junk” bonds that are rated below Baa3 by Moody’s Investors Service or similarly by another rating agency. Foreign equity Underlying Funds may invest in common stock of companies located in emerging market countries. The Fund may invest up to 15% of its net assets in Underlying Funds that primarily invest in foreign securities.

The Fund’s adviser invests the Fund’s assets in the Underlying Funds in accordance with the following ranges:

Equity	0-30%
Fixed Income	50-90%
Alternatives	0-20%

The Fund’s adviser makes tactical reallocations or rebalances in response to market conditions. Such reallocations or rebalances may be within an asset class (e.g. shifting between market capitalizations, geographic regions, credit qualities or durations) or between asset classes (e.g. shifting some of the Fund’s assets allocated to equity into fixed income).

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

The following risks apply to the Fund through its investments in Underlying Funds as well as through any direct investments in securities.

●	Commodity Risk: Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or production restrictions.

●	Credit Risk: Security issuers and derivative counterparties might not make payments on securities or instruments held by the Fund resulting in losses. Credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. High yield or junk bonds are speculative investments that carry greater risk of default than higher quality debt securities.

●	Derivatives Risk: The Fund may use derivatives (including options, futures and options on futures) or invest in Underlying Funds that use derivatives to enhance returns or hedge against market declines. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause the Fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the Fund.

●	Emerging Markets Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems which offer fewer protections to securities holders. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

●	Exchange Traded Fund (“ETF”) and Mutual Fund Risk: The cost of investing in the Fund will be higher than the cost of investing directly in ETFs and other mutual funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF and mutual fund is subject to specific risks, depending on the nature of the fund.

●	Exchange Traded Note (“ETN”) Risk: The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity. The value of the ETN may drop due to a downgrade in the issuer’s credit rating, even if the underlying index remains unchanged. Investments in ETNs are subject to the risks facing income securities in general including the risk that a counterparty will fail to make payments when due or default.
●	Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. A rise in interest rates may result in a decline in the value of the bond investments held by the Fund.

●	Foreign Currency Risk: Foreign securities and currency strategies will subject the Fund to currency trading risks that include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

●	Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

●	Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

●	Junk Bond Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

●	Management Risk: The adviser’s dependence on its judgments about the attractiveness, value and potential appreciation of ETFs in which the Fund invests may prove to be incorrect and may not produce the desired results.

●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, climate change and climate related events social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. The COVID-19 global Pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

●	Master-Limited Partnership Risk: Investments in Master Limited Partnerships (“MLPs”) involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Depending on the state of interest rates in general, the use of MLPs could enhance or harm the overall performance of the Fund.

●	Short Sale Risk: Positions in shorted securities are often speculative and more risky than “long” positions (purchases). Unlike long positions, losses on short positions are potentially unlimited.

●	Small and Medium Capitalization Stock Risk: The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. Returns for Class A and Class C shares, which are not presented, are different than the returns for Class I shares. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index and a supplemental index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-877-803-6583 or visiting www.ladenburgfunds.com.

Class I Shares Annual Total Return For Calendar Years Ended December 31

Best Quarter:	Second Quarter 2020	6.84%
Worst Quarter:	Second Quarter 2022	(7.70)%

The total return for Class I shares from January 1, 2023 to September 30, 2023 was 0.51%.
Performance Table Average Annual Total Returns (For periods ended December 31, 2022)
Average Annual Total Returns - LADENBURG INCOME FUND		Label	1 Year	5 Years	Since Inception	Inception Date
LADENBURG INCOME FUND Class I Shares		Return before taxes	(12.62%)	0.50%	1.61%	Aug. 24, 2015
LADENBURG INCOME FUND Class I Shares | Return after taxes on distributions			(13.32%)	(0.39%)	0.87%
LADENBURG INCOME FUND Class I Shares | Return after taxes on distributions and sale of Fund shares			(7.46%)	0.15%	1.02%
LADENBURG INCOME FUND Class A Shares		Return before taxes	(17.08%)	(0.69%)	0.77%	Aug. 24, 2015
LADENBURG INCOME FUND Class C Shares		Return before taxes	(13.44%)	(0.41%)	0.79%	Aug. 24, 2015
Barclays US Gov’t/Credit Bond Index	[1]		(17.76%)	(0.78%)	0.25%
S&P 500 Total Return Index	[2]		(18.11%)	9.42%	12.18%
[1]	The Barclays US Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.
[2]	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”). The after tax returns for Class A and Class C shares are not shown and would differ from those of Class I Shares.

LADENBURG INCOME FUND | Commodity Risk [Member]
●	Commodity Risk: Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or production restrictions.

LADENBURG INCOME FUND | Credit Risk [Member]
●	Credit Risk: Security issuers and derivative counterparties might not make payments on securities or instruments held by the Fund resulting in losses. Credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. High yield or junk bonds are speculative investments that carry greater risk of default than higher quality debt securities.

LADENBURG INCOME FUND | Derivatives Risk [Member]
●	Derivatives Risk: The Fund may use derivatives (including options, futures and options on futures) or invest in Underlying Funds that use derivatives to enhance returns or hedge against market declines. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause the Fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the Fund.

LADENBURG INCOME FUND | Emerging Markets Risk [Member]
●	Emerging Markets Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems which offer fewer protections to securities holders. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

LADENBURG INCOME FUND | Exchange Traded Fund (“ETF”) and Mutual Fund Risk [Member]
●	Exchange Traded Fund (“ETF”) and Mutual Fund Risk: The cost of investing in the Fund will be higher than the cost of investing directly in ETFs and other mutual funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF and mutual fund is subject to specific risks, depending on the nature of the fund.

LADENBURG INCOME FUND | Exchange Traded Note (“ETN”) Risk [Member]
●	Exchange Traded Note (“ETN”) Risk: The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity. The value of the ETN may drop due to a downgrade in the issuer’s credit rating, even if the underlying index remains unchanged. Investments in ETNs are subject to the risks facing income securities in general including the risk that a counterparty will fail to make payments when due or default.

LADENBURG INCOME FUND | Fixed Income Securities Risk [Member]
●	Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. A rise in interest rates may result in a decline in the value of the bond investments held by the Fund.

LADENBURG INCOME FUND | Foreign Currency Risk [Member]
●	Foreign Currency Risk: Foreign securities and currency strategies will subject the Fund to currency trading risks that include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

LADENBURG INCOME FUND | Foreign Investment Risk [Member]
●	Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

LADENBURG INCOME FUND | Issuer-Specific Risk [Member]
●	Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

LADENBURG INCOME FUND | Junk Bond Risk [Member]
●	Junk Bond Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

LADENBURG INCOME FUND | Management Risk [Member]
●	Management Risk: The adviser’s dependence on its judgments about the attractiveness, value and potential appreciation of ETFs in which the Fund invests may prove to be incorrect and may not produce the desired results.

LADENBURG INCOME FUND | Market and Geopolitical Risk [Member]
●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, climate change and climate related events social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. The COVID-19 global Pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

LADENBURG INCOME FUND | Master-Limited Partnership Risk [Member]
●	Master-Limited Partnership Risk: Investments in Master Limited Partnerships (“MLPs”) involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Depending on the state of interest rates in general, the use of MLPs could enhance or harm the overall performance of the Fund.

LADENBURG INCOME FUND | Short Sale Risk [Member]
●	Short Sale Risk: Positions in shorted securities are often speculative and more risky than “long” positions (purchases). Unlike long positions, losses on short positions are potentially unlimited.

LADENBURG INCOME FUND | Small and Medium Capitalization Stock Risk [Member]
●	Small and Medium Capitalization Stock Risk: The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

LADENBURG INCOME & GROWTH FUND
FUND SUMMARY: LADENBURG INCOME & GROWTH FUND
Investment Objective:
The Fund seeks to provide current income and capital preservation with a secondary objective of growth of capital.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial intermediary and in How to Purchase Shares on page 35 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - LADENBURG INCOME & GROWTH FUND	LADENBURG INCOME & GROWTH FUND Class A Shares	LADENBURG INCOME & GROWTH FUND Class C Shares	LADENBURG INCOME & GROWTH FUND Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%	none	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee (as a % of amount redeemed)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - LADENBURG INCOME & GROWTH FUND		LADENBURG INCOME & GROWTH FUND Class A Shares	LADENBURG INCOME & GROWTH FUND Class C Shares	LADENBURG INCOME & GROWTH FUND Class I Shares
Management Fees		0.50%	0.50%	0.50%
Distribution and/or Service (12b-1 Fees)		0.25%	1.00%	none
Other Expenses	[1]	0.36%	0.36%	0.36%
Acquired Fund Fees and Expenses	[1]	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses		1.36%	2.11%	1.11%
Fee Waiver and/or Reimbursement	[2]	(0.11%)	(0.11%)	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver		1.25%	2.00%	1.10%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements will include only the direct operating expenses incurred by the Fund.
[2]	The Fund’s adviser has contractually agreed to waive management fees and/or to make payments to limit Fund expenses, at least until October 31, 2024 so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser)) of the Fund do not exceed 1.00%, 1.75% and 0.85% of the Fund’s average daily net assets attributable to the Fund’s Class A, Class C and Class I shares, respectively. Any waiver or reimbursement by the adviser is subject to repayment by the Fund within the three years from the date the adviser waived any payment or reimbursed any expense, if the Fund is able to make the repayment without exceeding the current expense limitation in place at the time of waiver or the current expense limitation and the repayment is approved by the Board of Trustees. This agreement may be terminated only by the Fund’s Board of Trustees, on 60 days’ written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example - LADENBURG INCOME & GROWTH FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
LADENBURG INCOME & GROWTH FUND Class A Shares	721	899	1,197	2,044
LADENBURG INCOME & GROWTH FUND Class C Shares	303	650	1,124	2,433
LADENBURG INCOME & GROWTH FUND Class I Shares	112	352	611	1,351

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 28.66% of the average value of its portfolio.

Principal Investment Strategies:

The Fund’s investment adviser seeks to achieve the Fund’s investment objective by investing in a combination of equity, fixed income and alternative strategy exchange traded funds (“ETFs”), exchange traded notes (“ETNs”) and mutual funds (together, “Underlying Funds”). The Underlying Funds in which the Fund invests each primarily invest in (1) U.S. common stocks, (2) foreign common stocks, (3) U.S. fixed income securities, (4) foreign fixed income securities or (5) alternative investments including managed futures, master-limited partnerships, commodities, and long-short strategies. Equity Underlying Funds may follow a growth or value-investing style and may include those that invest in small-cap, mid-cap or large cap companies. The adviser invests Fund assets in fixed income Underlying Funds without restriction as to minimum issuer credit quality, sector, capitalization, country of origin, or security maturity. Fixed income Underlying Funds may invest in non-investment grade fixed income securities, commonly known as “high yield” or “junk” bonds that are rated below Baa3 by Moody’s Investors Service or similarly by another rating agency. Foreign equity Underlying Funds may invest in common stock of companies located in emerging market countries. The Fund may invest up to 25% of its net assets in Underlying Funds that primarily invest in foreign securities.

The Fund’s adviser invests the Fund’s assets in the Underlying Funds in accordance with the following ranges:

Equity	20-50%
Fixed Income	40-70%
Alternatives	0-20%

The Fund’s adviser makes tactical reallocations or rebalances in response to market conditions. Such reallocations or rebalances may be within an asset class (e.g. shifting between market capitalizations, geographic regions, credit qualities or durations) or between asset classes (e.g. shifting some of the Fund’s assets allocated to equity into fixed income).

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

The following risks apply to the Fund through its investments in Underlying Funds as well as through any direct investments in securities.

●	Commodity Risk: Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or production restrictions.

●	Credit Risk: Security issuers and derivative counterparties might not make payments on securities or instruments held by the Fund resulting in losses. Credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. High yield or junk bonds are speculative investments that carry greater risk of default than higher quality debt securities.

●	Derivatives Risk: The Fund may use derivatives (including options, futures and options on futures) or invest in Underlying Funds that use derivatives to enhance returns or hedge against market declines. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause the Fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the Fund.

●	Emerging Markets Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems which offer fewer protections to securities holders. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

●	Exchange Traded Fund (“ETF”) and Mutual Fund Risk: The cost of investing in the Fund will be higher than the cost of investing directly in ETFs and other mutual funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF and mutual fund is subject to specific risks, depending on the nature of the fund.

●	Exchange Traded Note (“ETN”) Risk: The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity. The value of the ETN may drop due to a downgrade in the issuer’s credit rating, even if the underlying index remains unchanged. Investments in ETNs are subject to the risks facing income securities in general including the risk that a counterparty will fail to make payments when due or default.

●	Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. A rise in interest rates may result in a decline in the value of the bond investments held by the Fund.

●	Foreign Currency Risk: Foreign securities and currency strategies will subject the Fund to currency trading risks that include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

●	Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

●	Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

●	Junk Bond Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

●	Management Risk: The adviser’s dependence on its judgments about the attractiveness, value and potential appreciation of ETFs in which the Fund invests may prove to be incorrect and may not produce the desired results.

●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. The COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

●	Master-Limited Partnership Risk: Investments in MLPs involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Depending on the state of interest rates in general, the use of MLPs could enhance or harm the overall performance of the Fund.

●	Short Sale Risk: Positions in shorted securities are often speculative and more risky than “long” positions (purchases). Unlike long positions, losses on short positions are potentially unlimited.

●	Small and Medium Capitalization Stock Risk: The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. Returns for Class A and Class C shares, which are not presented, are different than the returns for Class I shares. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index and a supplemental index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-877-803-6583 or visiting www.ladenburgfunds.com.

Class I Shares Annual Total Return For Calendar Years Ended December 31

Best Quarter:	Second Quarter 2020	9.63%
Worst Quarter:	First Quarter 2020	(10.87)%

The total return for Institutional Class shares from January 1, 2023 to September 30, 2023 was 2.97%.
Performance Table Average Annual Total Returns (For periods ended December 31, 2022)
Average Annual Total Returns - LADENBURG INCOME & GROWTH FUND		Label	1 Year	5 Years	Since Inception	Inception Date
LADENBURG INCOME & GROWTH FUND Class I Shares		Return before taxes	(14.52%)	1.89%	3.13%	Aug. 24, 2015
LADENBURG INCOME & GROWTH FUND Class I Shares | Return after taxes on distributions			(15.27%)	1.23%	2.53%
LADENBURG INCOME & GROWTH FUND Class I Shares | Return after taxes on distributions and sale of Fund shares			(8.46%)	1.23%	2.22%
LADENBURG INCOME & GROWTH FUND Class A Shares		Return before taxes	(18.93%)	0.67%	2.17%	Aug. 24, 2015
LADENBURG INCOME & GROWTH FUND Class C Shares		Return before taxes	(15.57%)	0.86%	2.16%	Aug. 24, 2015
Barclays US Gov’t/Credit Bond Index	[1]		(17.76%)	(0.78%)	0.25%
S&P 500 Total Return Index	[2]		(18.11%)	9.42%	12.18%
[1]	The Barclays US Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.
[2]	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”). The after tax returns for Class A and Class C shares are not shown and would differ from those of Class I Shares.

LADENBURG INCOME & GROWTH FUND | Commodity Risk [Member]
●	Commodity Risk: Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or production restrictions.

LADENBURG INCOME & GROWTH FUND | Credit Risk [Member]
●	Credit Risk: Security issuers and derivative counterparties might not make payments on securities or instruments held by the Fund resulting in losses. Credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. High yield or junk bonds are speculative investments that carry greater risk of default than higher quality debt securities.

LADENBURG INCOME & GROWTH FUND | Derivatives Risk [Member]
●	Derivatives Risk: The Fund may use derivatives (including options, futures and options on futures) or invest in Underlying Funds that use derivatives to enhance returns or hedge against market declines. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause the Fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the Fund.

LADENBURG INCOME & GROWTH FUND | Emerging Markets Risk [Member]
●	Emerging Markets Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems which offer fewer protections to securities holders. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

LADENBURG INCOME & GROWTH FUND | Exchange Traded Fund (“ETF”) and Mutual Fund Risk [Member]
●	Exchange Traded Fund (“ETF”) and Mutual Fund Risk: The cost of investing in the Fund will be higher than the cost of investing directly in ETFs and other mutual funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF and mutual fund is subject to specific risks, depending on the nature of the fund.

LADENBURG INCOME & GROWTH FUND | Exchange Traded Note (“ETN”) Risk [Member]
●	Exchange Traded Note (“ETN”) Risk: The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity. The value of the ETN may drop due to a downgrade in the issuer’s credit rating, even if the underlying index remains unchanged. Investments in ETNs are subject to the risks facing income securities in general including the risk that a counterparty will fail to make payments when due or default.

LADENBURG INCOME & GROWTH FUND | Fixed Income Securities Risk [Member]
●	Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. A rise in interest rates may result in a decline in the value of the bond investments held by the Fund.

LADENBURG INCOME & GROWTH FUND | Foreign Currency Risk [Member]
●	Foreign Currency Risk: Foreign securities and currency strategies will subject the Fund to currency trading risks that include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

LADENBURG INCOME & GROWTH FUND | Foreign Investment Risk [Member]
●	Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

LADENBURG INCOME & GROWTH FUND | Issuer-Specific Risk [Member]
●	Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

LADENBURG INCOME & GROWTH FUND | Junk Bond Risk [Member]
●	Junk Bond Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

LADENBURG INCOME & GROWTH FUND | Management Risk [Member]
●	Management Risk: The adviser’s dependence on its judgments about the attractiveness, value and potential appreciation of ETFs in which the Fund invests may prove to be incorrect and may not produce the desired results.

LADENBURG INCOME & GROWTH FUND | Market and Geopolitical Risk [Member]
●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. The COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

LADENBURG INCOME & GROWTH FUND | Master-Limited Partnership Risk [Member]
●	Master-Limited Partnership Risk: Investments in MLPs involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Depending on the state of interest rates in general, the use of MLPs could enhance or harm the overall performance of the Fund.

LADENBURG INCOME & GROWTH FUND | Short Sale Risk [Member]
●	Short Sale Risk: Positions in shorted securities are often speculative and more risky than “long” positions (purchases). Unlike long positions, losses on short positions are potentially unlimited.

LADENBURG INCOME & GROWTH FUND | Small and Medium Capitalization Stock Risk [Member]
●	Small and Medium Capitalization Stock Risk: The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

LADENBURG GROWTH & INCOME FUND
FUND SUMMARY: LADENBURG GROWTH & INCOME FUND
Investment Objective:
The Fund seeks long-term growth of capital with a secondary objective of producing current income.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial intermediary and in How to Purchase Shares on page 35 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - LADENBURG GROWTH & INCOME FUND	LADENBURG GROWTH & INCOME FUND Class A Shares	LADENBURG GROWTH & INCOME FUND Class C Shares	LADENBURG GROWTH & INCOME FUND Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%	none	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee (as a % of amount redeemed)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - LADENBURG GROWTH & INCOME FUND		LADENBURG GROWTH & INCOME FUND Class A Shares	LADENBURG GROWTH & INCOME FUND Class C Shares	LADENBURG GROWTH & INCOME FUND Class I Shares
Management Fees		0.50%	0.50%	0.50%
Distribution and/or Service (12b-1 Fees)		0.25%	1.00%	none
Other Expenses		0.28%	0.28%	0.28%
Acquired Fund Fees and Expenses	[1]	0.20%	0.20%	0.20%
Total Annual Fund Operating Expenses		1.23%	1.98%	0.98%
Fee Waiver and/or Reimbursement	[2]	(0.03%)	(0.03%)	none
Total Annual Fund Operating Expenses After Fee Waiver		1.20%	1.95%	0.98%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements will include only the direct operating expenses incurred by the Fund.
[2]	The Fund’s adviser has contractually agreed to waive management fees and/or to make payments to limit Fund expenses, at least until October 31, 2024, so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser)) of the Fund do not exceed 1.00%, 1.75% and 0.85% of the Fund’s average daily net assets attributable to the Fund’s Class A, Class C and Class I shares, respectively. Any waiver or reimbursement by the adviser is subject to repayment by the Fund within the three years from the date the adviser waived any payment or reimbursed any expense, if the Fund is able to make the repayment without exceeding the current expense limitation in place at the time of waiver or the current expense limitation and the repayment is approved by the Board of Trustees. This agreement may be terminated only by the Fund’s Board of Trustees, on 60 days’ written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example - LADENBURG GROWTH & INCOME FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
LADENBURG GROWTH & INCOME FUND Class A Shares	716	868	1,139	1,912
LADENBURG GROWTH & INCOME FUND Class C Shares	298	618	1,065	2,304
LADENBURG GROWTH & INCOME FUND Class I Shares	100	312	542	1,201

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 22.91% of the average value of its portfolio.

Principal Investment Strategies:

The Fund’s investment adviser seeks to achieve the Fund’s investment objective by investing in a combination of equity, fixed income and alternative strategy exchange traded funds (“ETFs”), exchange traded notes (“ETNs”) and mutual funds (together, “Underlying Funds”). The Underlying Funds in which the Fund invests each primarily invest in (1) U.S. common stocks, (2) foreign common stocks, (3) U.S. fixed income securities, (4) foreign fixed income securities or (5) alternative investments including managed futures, master-limited partnerships, commodities, and long-short strategies. Equity Underlying Funds may follow a growth or value-investing style and may include those that invest in small-cap, mid-cap or large cap companies. The adviser invests Fund assets in fixed income Underlying Funds without restriction as to minimum issuer credit quality, sector, capitalization, country of origin, or security maturity. Fixed income Underlying Funds may invest in non-investment grade fixed income securities, commonly known as “high yield” or “junk” bonds that are rated below Baa3 by Moody’s Investors Service or similarly by another rating agency. Foreign equity Underlying Funds may invest in common stock of companies located in emerging market countries. The Fund may invest up to 40% of its net assets in Underlying Funds that primarily invest in foreign securities.

The Fund’s adviser invests the Fund’s assets in the Underlying Funds in accordance with the following ranges:

Equity	40-70%
Fixed Income	20-50%
Alternatives	0-20%

The Fund’s adviser makes tactical reallocations or rebalances in response to market conditions. Such reallocations or rebalances may be within an asset class (e.g. shifting between market capitalizations, geographic regions, credit qualities or durations) or between asset classes (e.g. shifting some of the Fund’s assets allocated to equity into fixed income).

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

The following risks apply to the Fund through its investments in Underlying Funds as well as through any direct investments in securities.

●	Commodity Risk: Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or production restrictions.

●	Credit Risk: Security issuers and derivative counterparties might not make payments on securities or instruments held by the Fund resulting in losses. Credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. High yield or junk bonds are speculative investments that carry greater risk of default than higher quality debt securities.

●	Derivatives Risk: The Fund may use derivatives (including options, futures and options on futures) or invest in Underlying Funds that use derivatives to enhance returns or hedge against market declines. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause the Fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the Fund.

●	Emerging Markets Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems which offer fewer protections to securities holders. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

●	Exchange Traded Fund (“ETF”) and Mutual Fund Risk: The cost of investing in the Fund will be higher than the cost of investing directly in ETFs and other mutual funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF and mutual fund is subject to specific risks, depending on the nature of the fund.

●	Exchange Traded Note (“ETN”) Risk: The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity. The value of the ETN may drop due to a downgrade in the issuer’s credit rating, even if the underlying index remains unchanged. Investments in ETNs are subject to the risks facing income securities in general including the risk that a counterparty will fail to make payments when due or default.
●	Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. A rise in interest rates may result in a decline in the value of the bond investments held by the Fund.

●	Foreign Currency Risk: Foreign securities and currency strategies will subject the Fund to currency trading risks that include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

●	Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

●	Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

●	Junk Bond Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

●	Management Risk: The adviser’s dependence on its judgments about the attractiveness, value and potential appreciation of ETFs in which the Fund invests may prove to be incorrect and may not produce the desired results.

●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. The COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

●	Master-Limited Partnership Risk: Investments in MLPs involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Depending on the state of interest rates in general, the use of MLPs could enhance or harm the overall performance of the Fund.

●	Short Sale Risk: Positions in shorted securities are often speculative and more risky than “long” positions (purchases). Unlike long positions, losses on short positions are potentially unlimited.

●	Small and Medium Capitalization Stock Risk: The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. Returns for Class A and Class C shares, which are not presented, are different than the returns for Class I shares. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index and a supplemental index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-877-803-6583 or visiting www.ladenburgfunds.com.

Class I Shares Annual Total Return For Calendar Years Ended December 31

Best Quarter:	Second Quarter 2020	12.45%
Worst Quarter:	First Quarter 2020	(13.73)%

The total return for Institutional Class shares from January 1, 2023 to September 30, 2023 was 5.18%.
Performance Table Average Annual Total Returns (For periods ended December 31, 2022)
Average Annual Total Returns - LADENBURG GROWTH & INCOME FUND		Label	1 Year	5 Years	Since Inception	Inception Date
LADENBURG GROWTH & INCOME FUND Class I Shares		Return before taxes	(16.12%)	3.17%	4.60%	Aug. 24, 2015
LADENBURG GROWTH & INCOME FUND Class I Shares | Return after taxes on distributions			(16.76%)	2.52%	4.03%
LADENBURG GROWTH & INCOME FUND Class I Shares | Return after taxes on distributions and sale of Fund shares			(9.40%)	2.28%	3.44%
LADENBURG GROWTH & INCOME FUND Class A Shares		Return before taxes	(20.52%)	1.88%	3.68%	Aug. 24, 2015
LADENBURG GROWTH & INCOME FUND Class C Shares		Return before taxes	(17.03%)	2.12%	3.63%	Aug. 24, 2015
Barclays US Gov’t/Credit Bond Index	[1]		(17.76%)	(0.78%)	0.25%
S&P 500 Total Return Index	[2]		(18.11%)	9.42%	12.18%
[1]	The Barclays US Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.
[2]	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”). The after tax returns for Class A and Class C shares are not shown and would differ from those of Class I Shares.

LADENBURG GROWTH & INCOME FUND | Commodity Risk [Member]
●	Commodity Risk: Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or production restrictions.

LADENBURG GROWTH & INCOME FUND | Credit Risk [Member]
●	Credit Risk: Security issuers and derivative counterparties might not make payments on securities or instruments held by the Fund resulting in losses. Credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. High yield or junk bonds are speculative investments that carry greater risk of default than higher quality debt securities.

LADENBURG GROWTH & INCOME FUND | Derivatives Risk [Member]
●	Derivatives Risk: The Fund may use derivatives (including options, futures and options on futures) or invest in Underlying Funds that use derivatives to enhance returns or hedge against market declines. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause the Fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the Fund.

LADENBURG GROWTH & INCOME FUND | Emerging Markets Risk [Member]
●	Emerging Markets Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems which offer fewer protections to securities holders. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

LADENBURG GROWTH & INCOME FUND | Exchange Traded Fund (“ETF”) and Mutual Fund Risk [Member]
●	Exchange Traded Fund (“ETF”) and Mutual Fund Risk: The cost of investing in the Fund will be higher than the cost of investing directly in ETFs and other mutual funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF and mutual fund is subject to specific risks, depending on the nature of the fund.

LADENBURG GROWTH & INCOME FUND | Exchange Traded Note (“ETN”) Risk [Member]
●	Exchange Traded Note (“ETN”) Risk: The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity. The value of the ETN may drop due to a downgrade in the issuer’s credit rating, even if the underlying index remains unchanged. Investments in ETNs are subject to the risks facing income securities in general including the risk that a counterparty will fail to make payments when due or default.

LADENBURG GROWTH & INCOME FUND | Fixed Income Securities Risk [Member]
●	Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. A rise in interest rates may result in a decline in the value of the bond investments held by the Fund.

LADENBURG GROWTH & INCOME FUND | Foreign Currency Risk [Member]
●	Foreign Currency Risk: Foreign securities and currency strategies will subject the Fund to currency trading risks that include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

LADENBURG GROWTH & INCOME FUND | Foreign Investment Risk [Member]
●	Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

LADENBURG GROWTH & INCOME FUND | Issuer-Specific Risk [Member]
●	Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

LADENBURG GROWTH & INCOME FUND | Junk Bond Risk [Member]
●	Junk Bond Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

LADENBURG GROWTH & INCOME FUND | Management Risk [Member]
●	Management Risk: The adviser’s dependence on its judgments about the attractiveness, value and potential appreciation of ETFs in which the Fund invests may prove to be incorrect and may not produce the desired results.

LADENBURG GROWTH & INCOME FUND | Market and Geopolitical Risk [Member]
●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. The COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

LADENBURG GROWTH & INCOME FUND | Master-Limited Partnership Risk [Member]
●	Master-Limited Partnership Risk: Investments in MLPs involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Depending on the state of interest rates in general, the use of MLPs could enhance or harm the overall performance of the Fund.

LADENBURG GROWTH & INCOME FUND | Short Sale Risk [Member]
●	Short Sale Risk: Positions in shorted securities are often speculative and more risky than “long” positions (purchases). Unlike long positions, losses on short positions are potentially unlimited.

LADENBURG GROWTH & INCOME FUND | Small and Medium Capitalization Stock Risk [Member]
●	Small and Medium Capitalization Stock Risk: The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

LADENBURG GROWTH FUND
FUND SUMMARY: LADENBURG GROWTH FUND
Investment Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial intermediary and in How to Purchase Shares on page 35 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - LADENBURG GROWTH FUND	LADENBURG GROWTH FUND Class A Shares	LADENBURG GROWTH FUND Class C Shares	LADENBURG GROWTH FUND Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%	none	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee (as a % of amount redeemed)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - LADENBURG GROWTH FUND		LADENBURG GROWTH FUND Class A Shares	LADENBURG GROWTH FUND Class C Shares	LADENBURG GROWTH FUND Class I Shares
Management Fees		0.50%	0.50%	0.50%
Distribution and/or Service (12b-1 Fees)		0.25%	1.00%	none
Other Expenses		0.33%	0.33%	0.33%
Acquired Fund Fees and Expenses	[1]	0.14%	0.14%	0.14%
Total Annual Fund Operating Expenses		1.22%	1.97%	0.97%
Fee Waiver and/or Reimbursement	[2]	(0.08%)	(0.08%)	none
Total Annual Fund Operating Expenses After Fee Waiver		1.14%	1.89%	0.97%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements will include only the direct operating expenses incurred by the Fund.
[2]	The Fund’s adviser has contractually agreed to waive management fees and/or to make payments to limit Fund expenses, at least until October 31, 2024, so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser)) of the Fund do not exceed 1.00%, 1.75% and 0.85% of the Fund’s average daily net assets attributable to the Fund’s Class A, Class C and Class I shares, respectively. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the end of the fiscal year during which fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the expense limit at the time of waiver/reimbursement and the expense limit at the time of recoupment. This agreement may be terminated only by the Fund’s Board of Trustees, on 60 days’ written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example - LADENBURG GROWTH FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
LADENBURG GROWTH FUND Class A Shares	710	860	1,130	1,897
LADENBURG GROWTH FUND Class C Shares	292	611	1,055	2,289
LADENBURG GROWTH FUND Class I Shares	99	309	536	1,190

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 12.50% of the average value of its portfolio.

Principal Investment Strategies:

The Fund’s investment adviser seeks to achieve the Fund’s investment objective by investing in a combination of equity, fixed income and alternative strategy exchange traded funds (“ETFs”), exchange traded notes (“ETNs”) and mutual funds (together, “Underlying Funds”). The Underlying Funds in which the Fund invests each primarily invest in (1) U.S. common stocks, (2) foreign common stocks, (3) U.S. fixed income securities, (4) foreign fixed income securities or (5) alternative investments including managed futures, master-limited partnerships, commodities, and long-short strategies. Equity Underlying Funds may follow a growth or value-investing style and may include those that invest in small-cap, mid-cap or large cap companies. The adviser invests Fund assets in fixed income Underlying Funds without restriction as to minimum issuer credit quality, sector, capitalization, country of origin, or security maturity. Fixed income Underlying Funds may invest in non-investment grade fixed income securities, commonly known as “high yield” or “junk” bonds that are rated below Baa3 by Moody’s Investors Service or similarly by another rating agency. Foreign equity Underlying Funds may invest in common stock of companies located in emerging market countries. The Fund may invest up to 50% of its net assets in Underlying Funds that primarily invest in foreign securities.

The Fund’s adviser invests the Fund’s assets in the Underlying Funds in accordance with the following ranges:

Equity	60-90%
Fixed Income	0-30%
Alternatives	0-20%

The Fund’s adviser makes tactical reallocations or rebalances in response to market conditions. Such reallocations or rebalances may be within an asset class (e.g. shifting between market capitalizations, geographic regions, credit qualities or durations) or between asset classes (e.g. shifting some of the Fund’s assets allocated to equity into fixed income).

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

The following risks apply to the Fund through its investments in Underlying Funds as well as through any direct investments in securities.

●	Commodity Risk: Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or production restrictions.

●	Credit Risk: Security issuers and derivative counterparties might not make payments on securities or instruments held by the Fund resulting in losses. Credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. High yield or junk bonds are speculative investments that carry greater risk of default than higher quality debt securities.

●	Derivatives Risk: The Fund may use derivatives (including options, futures and options on futures) or invest in Underlying Funds that use derivatives to enhance returns or hedge against market declines. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause the Fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the Fund.

●	Emerging Markets Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems which offer fewer protections to securities holders. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

●	Exchange Traded Fund (“ETF”) and Mutual Fund Risk: The cost of investing in the Fund will be higher than the cost of investing directly in ETFs and other mutual funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF and mutual fund is subject to specific risks, depending on the nature of the fund.

●	Exchange Traded Note (“ETN”) Risk: The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity. The value of the ETN may drop due to a downgrade in the issuer’s credit rating, even if the underlying index remains unchanged. Investments in ETNs are subject to the risks facing income securities in general including the risk that a counterparty will fail to make payments when due or default.

●	Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. A rise in interest rates may result in a decline in the value of the bond investments held by the Fund.
●	Foreign Currency Risk: Foreign securities and currency strategies will subject the Fund to currency trading risks that include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

●	Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

●	Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

●	Junk Bond Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

●	Management Risk: The adviser’s dependence on its judgments about the attractiveness, value and potential appreciation of Underlying Funds in which the Fund invests may prove to be incorrect and may not produce the desired results.

●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. The COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

●	Master-Limited Partnership Risk: Investments in MLPs involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Depending on the state of interest rates in general, the use of MLPs could enhance or harm the overall performance of the Fund.

●	Short Sale Risk: Positions in shorted securities are often speculative and riskier than “long” positions (purchases). Unlike long positions, losses on short positions are potentially unlimited.

●	Small and Medium Capitalization Stock Risk: The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. Returns for Class A and Class C shares, which are not presented, are different than the returns for Class I shares. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index and a supplemental index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-877-803-6583 or visiting www.ladenburgfunds.com.

Class I Shares Annual Total Return For Calendar Years Ended December 31

Best Quarter:	Second Quarter 2020	15.77%
Worst Quarter:	First Quarter 2020	(16.97)%

The total return for Institutional Class shares from January 1, 2023 to September 30, 2023 was 7.46%.
Performance Table Average Annual Total Returns (For periods ended December 31, 2022)
Average Annual Total Returns - LADENBURG GROWTH FUND		Label	1 Year	5 Years	Since Inception	Inception Date
LADENBURG GROWTH FUND Class I Shares		Return before taxes	(17.87%)	4.27%	5.79%	Aug. 24, 2015
LADENBURG GROWTH FUND Class I Shares | Return after taxes on distributions			(18.16%)	3.81%	5.36%
LADENBURG GROWTH FUND Class I Shares | Return after taxes on distributions and sale of Fund shares			(10.54%)	3.20%	4.45%
LADENBURG GROWTH FUND Class A Shares		Return before taxes	(22.17%)	2.99%	4.88%	Aug. 24, 2015
LADENBURG GROWTH FUND Class C Shares		Return before taxes	(18.63%)	3.27%	4.84%	Aug. 24, 2015
Barclays US Gov’t/Credit Bond Index	[1]		(17.76%)	(0.78%)	0.25%
S&P 500 Total Return Index	[2]		(18.11%)	9.42%	12.18%
[1]	The Barclays US Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.
[2]	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”). The after tax returns for Class A and Class C shares are not shown and would differ from those of Class I Shares.

LADENBURG GROWTH FUND | Commodity Risk [Member]
●	Commodity Risk: Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or production restrictions.

LADENBURG GROWTH FUND | Credit Risk [Member]
●	Credit Risk: Security issuers and derivative counterparties might not make payments on securities or instruments held by the Fund resulting in losses. Credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. High yield or junk bonds are speculative investments that carry greater risk of default than higher quality debt securities.

LADENBURG GROWTH FUND | Derivatives Risk [Member]
●	Derivatives Risk: The Fund may use derivatives (including options, futures and options on futures) or invest in Underlying Funds that use derivatives to enhance returns or hedge against market declines. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause the Fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the Fund.

LADENBURG GROWTH FUND | Emerging Markets Risk [Member]
●	Emerging Markets Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems which offer fewer protections to securities holders. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

LADENBURG GROWTH FUND | Exchange Traded Fund (“ETF”) and Mutual Fund Risk [Member]
●	Exchange Traded Fund (“ETF”) and Mutual Fund Risk: The cost of investing in the Fund will be higher than the cost of investing directly in ETFs and other mutual funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF and mutual fund is subject to specific risks, depending on the nature of the fund.

LADENBURG GROWTH FUND | Exchange Traded Note (“ETN”) Risk [Member]
●	Exchange Traded Note (“ETN”) Risk: The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity. The value of the ETN may drop due to a downgrade in the issuer’s credit rating, even if the underlying index remains unchanged. Investments in ETNs are subject to the risks facing income securities in general including the risk that a counterparty will fail to make payments when due or default.

LADENBURG GROWTH FUND | Fixed Income Securities Risk [Member]
●	Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. A rise in interest rates may result in a decline in the value of the bond investments held by the Fund.

LADENBURG GROWTH FUND | Foreign Currency Risk [Member]
●	Foreign Currency Risk: Foreign securities and currency strategies will subject the Fund to currency trading risks that include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

LADENBURG GROWTH FUND | Foreign Investment Risk [Member]
●	Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

LADENBURG GROWTH FUND | Issuer-Specific Risk [Member]
●	Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

LADENBURG GROWTH FUND | Junk Bond Risk [Member]
●	Junk Bond Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

LADENBURG GROWTH FUND | Management Risk [Member]
●	Management Risk: The adviser’s dependence on its judgments about the attractiveness, value and potential appreciation of Underlying Funds in which the Fund invests may prove to be incorrect and may not produce the desired results.

LADENBURG GROWTH FUND | Market and Geopolitical Risk [Member]
●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. The COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

LADENBURG GROWTH FUND | Master-Limited Partnership Risk [Member]
●	Master-Limited Partnership Risk: Investments in MLPs involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Depending on the state of interest rates in general, the use of MLPs could enhance or harm the overall performance of the Fund.

LADENBURG GROWTH FUND | Short Sale Risk [Member]
●	Short Sale Risk: Positions in shorted securities are often speculative and riskier than “long” positions (purchases). Unlike long positions, losses on short positions are potentially unlimited.

LADENBURG GROWTH FUND | Small and Medium Capitalization Stock Risk [Member]
●	Small and Medium Capitalization Stock Risk: The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

LADENBURG AGGRESSIVE GROWTH FUND
FUND SUMMARY: LADENBURG AGGRESSIVE GROWTH FUND
Investment Objective:
The Fund seeks to maximize long-term growth of capital.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial intermediary and in How to Purchase Shares on page 35 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - LADENBURG AGGRESSIVE GROWTH FUND	LADENBURG AGGRESSIVE GROWTH FUND Class A Shares	LADENBURG AGGRESSIVE GROWTH FUND Class C Shares	LADENBURG AGGRESSIVE GROWTH FUND Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%	none	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee (as a % of amount redeemed)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - LADENBURG AGGRESSIVE GROWTH FUND		LADENBURG AGGRESSIVE GROWTH FUND Class A Shares	LADENBURG AGGRESSIVE GROWTH FUND Class C Shares	LADENBURG AGGRESSIVE GROWTH FUND Class I Shares
Management Fees		0.50%	0.50%	0.50%
Distribution and/or Service (12b-1 Fees)		0.25%	1.00%	none
Other Expenses		0.45%	0.45%	0.45%
Acquired Fund Fees and Expenses	[1]	0.12%	0.12%	0.12%
Total Annual Fund Operating Expenses		1.32%	2.07%	1.07%
Fee Waiver and/or Reimbursement	[2]	(0.20%)	(0.20%)	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver		1.12%	1.87%	0.97%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements will include only the direct operating expenses incurred by the Fund.
[2]	The Fund’s adviser has contractually agreed to waive management fees and/or to make payments to limit Fund expenses, at least until October 31, 2024, so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser)) of the Fund do not exceed 1.00%, 1.75% and 0.85% of the Fund’s average daily net assets attributable to the Fund’s Class A, Class C and Class I shares, respectively. Any waiver or reimbursement by the adviser is subject to repayment by the Fund within the three years from the date the adviser waived any payment or reimbursed any expense, if the Fund is able to make the repayment without exceeding the current expense limitation in place at the time of waiver or the current expense limitation and the repayment is approved by the Board of Trustees. This agreement may be terminated only by the Fund’s Board of Trustees, on 60 days’ written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example - LADENBURG AGGRESSIVE GROWTH FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
LADENBURG AGGRESSIVE GROWTH FUND Class A Shares	708	879	1,169	1,994
LADENBURG AGGRESSIVE GROWTH FUND Class C Shares	290	629	1,095	2,384
LADENBURG AGGRESSIVE GROWTH FUND Class I Shares	99	330	580	1,297

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 6.41% of the average value of its portfolio.

Principal Investment Strategies:

The Fund’s investment adviser seeks to achieve the Fund’s investment objective by investing in a combination of equity, fixed income and alternative strategy exchange traded funds (“ETFs”), exchange-traded notes (“ETNs”) and mutual funds (together, “Underlying Funds”). The Underlying Funds in which the Fund invests each primarily invest in (1) U.S. common stocks, (2) foreign common stocks, (3) U.S. fixed income securities, (4) foreign fixed income securities or (5) alternative investments including managed futures, master-limited partnerships, commodities, and long-short strategies. Equity Underlying Funds may follow a growth or value-investing style and may include those that invest in small-cap, mid-cap or large cap companies. The adviser invests Fund assets in fixed income Underlying Funds without restriction as to minimum issuer credit quality, sector, capitalization, country of origin, or security maturity. Fixed income Underlying Funds may invest in non-investment grade fixed income securities, commonly known as “high yield” or “junk” bonds that are rated below Baa3 by Moody’s Investors Service or similarly by another rating agency. Foreign equity Underlying Funds may invest in common stock of companies located in emerging market countries. The Fund may invest up to 60% of its net assets in Underlying Funds that primarily invest in foreign securities.

The Fund’s adviser invests the Fund’s assets in the Underlying Funds in accordance with the following ranges:

Equity	70-100%
Fixed Income	0-30%
Alternatives	0-20%

The Fund’s adviser makes tactical reallocations or rebalances in response to market conditions. Such reallocations or rebalances may be within an asset class (e.g. shifting between market capitalizations, geographic regions, credit qualities or durations) or between asset classes (e.g. shifting some of the Fund’s assets allocated to equity into fixed income).

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

The following risks apply to the Fund through its investments in Underlying Funds as well as through any direct investments in securities.

●	Commodity Risk: Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or production restrictions.

●	Credit Risk: Security issuers and derivative counterparties might not make payments on securities or instruments held by the Fund resulting in losses. Credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. High yield or junk bonds are speculative investments that carry greater risk of default than higher quality debt securities.

●	Derivatives Risk: The Fund may use derivatives (including options, futures and options on futures) or invest in Underlying Funds that use derivatives to enhance returns or hedge against market declines. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause the Fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the Fund.

●	Emerging Markets Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems which offer fewer protections to securities holders. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

●	Exchange Traded Fund (“ETF”) and Mutual Fund Risk: The cost of investing in the Fund will be higher than the cost of investing directly in ETFs and other mutual funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF and mutual fund is subject to specific risks, depending on the nature of the fund.

●	Exchange Traded Note (“ETN”) Risk: ETNs are generally notes representing debt of the issuer, usually a financial institution. ETNs combine both aspects of bonds and ETFs. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity. The value of the ETN may drop due to a downgrade in the issuer’s credit rating, even if the underlying index remains unchanged. Investments in ETNs are subject to the risks facing income securities in general including the risk that a counterparty will fail to make payments when due or default.
●	Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. A rise in interest rates may result in a decline in the value of the bond investments held by the Fund.

●	Foreign Currency Risk: Foreign securities and currency strategies will subject the Fund to currency trading risks that include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

●	Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

●	Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

●	Junk Bond Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

●	Management Risk: The adviser’s dependence on its judgments about the attractiveness, value and potential appreciation of Underlying Funds in which the Fund invests may prove to be incorrect and may not produce the desired results.

●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. The COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

●	Master-Limited Partnership Risk: Investments in MLPs involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Depending on the state of interest rates in general, the use of MLPs could enhance or harm the overall performance of the Fund.

●	Short Sale Risk: Positions in shorted securities are often speculative and more risky than “long” positions (purchases). Unlike long positions, losses on short positions are potentially unlimited.

●	Small and Medium Capitalization Stock Risk: The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. Returns for Class A and Class C shares, which are not presented, are different than the returns for Class I shares. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index and a supplemental index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-877-803-6583 or visiting www.ladenburgfunds.com.

Class I Shares Annual Total Return For Calendar Years Ended December 31

Best Quarter:	Second Quarter 2020	19.15%
Worst Quarter:	First Quarter 2020	(19.20)%

The total return for Institutional Class shares from January 1, 2023 to September 30, 2023 was 8.14%.
Performance Table Average Annual Total Returns (For periods ended December 31, 2022)
Average Annual Total Returns - LADENBURG AGGRESSIVE GROWTH FUND		Label	1 Year	5 Years	Since Inception	Inception Date
LADENBURG AGGRESSIVE GROWTH FUND Class I Shares		Return before taxes	(18.90%)	4.97%	6.92%	Aug. 24, 2015
LADENBURG AGGRESSIVE GROWTH FUND Class I Shares | Return after taxes on distributions			(19.09%)	4.48%	6.49%
LADENBURG AGGRESSIVE GROWTH FUND Class I Shares | Return after taxes on distributions and sale of Fund shares			(11.19%)	3.74%	5.39%
LADENBURG AGGRESSIVE GROWTH FUND Class A Shares		Return before taxes	(23.15%)	3.70%	6.21%	Aug. 24, 2015
LADENBURG AGGRESSIVE GROWTH FUND Class C Shares		Return before taxes	(19.64%)	4.00%	6.02%	Aug. 24, 2015
Barclays US Gov’t/Credit Bond Index	[1]		(17.76%)	(0.78%)	0.25%
S&P 500 Total Return Index	[2]		(18.11%)	9.42%	12.18%
[1]	The Barclays US Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.
[2]	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”). The after tax returns for Class A and Class C shares are not shown and would differ from those of Class I Shares.

LADENBURG AGGRESSIVE GROWTH FUND | Commodity Risk [Member]
●	Commodity Risk: Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or production restrictions.

LADENBURG AGGRESSIVE GROWTH FUND | Credit Risk [Member]
●	Credit Risk: Security issuers and derivative counterparties might not make payments on securities or instruments held by the Fund resulting in losses. Credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. High yield or junk bonds are speculative investments that carry greater risk of default than higher quality debt securities.

LADENBURG AGGRESSIVE GROWTH FUND | Derivatives Risk [Member]
●	Derivatives Risk: The Fund may use derivatives (including options, futures and options on futures) or invest in Underlying Funds that use derivatives to enhance returns or hedge against market declines. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause the Fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the Fund.

LADENBURG AGGRESSIVE GROWTH FUND | Emerging Markets Risk [Member]
●	Emerging Markets Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems which offer fewer protections to securities holders. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

LADENBURG AGGRESSIVE GROWTH FUND | Exchange Traded Fund (“ETF”) and Mutual Fund Risk [Member]
●	Exchange Traded Fund (“ETF”) and Mutual Fund Risk: The cost of investing in the Fund will be higher than the cost of investing directly in ETFs and other mutual funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF and mutual fund is subject to specific risks, depending on the nature of the fund.

LADENBURG AGGRESSIVE GROWTH FUND | Exchange Traded Note (“ETN”) Risk [Member]
●	Exchange Traded Note (“ETN”) Risk: ETNs are generally notes representing debt of the issuer, usually a financial institution. ETNs combine both aspects of bonds and ETFs. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity. The value of the ETN may drop due to a downgrade in the issuer’s credit rating, even if the underlying index remains unchanged. Investments in ETNs are subject to the risks facing income securities in general including the risk that a counterparty will fail to make payments when due or default.

LADENBURG AGGRESSIVE GROWTH FUND | Fixed Income Securities Risk [Member]
●	Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. A rise in interest rates may result in a decline in the value of the bond investments held by the Fund.

LADENBURG AGGRESSIVE GROWTH FUND | Foreign Currency Risk [Member]
●	Foreign Currency Risk: Foreign securities and currency strategies will subject the Fund to currency trading risks that include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

LADENBURG AGGRESSIVE GROWTH FUND | Foreign Investment Risk [Member]
●	Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

LADENBURG AGGRESSIVE GROWTH FUND | Issuer-Specific Risk [Member]
●	Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

LADENBURG AGGRESSIVE GROWTH FUND | Junk Bond Risk [Member]
●	Junk Bond Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

LADENBURG AGGRESSIVE GROWTH FUND | Management Risk [Member]
●	Management Risk: The adviser’s dependence on its judgments about the attractiveness, value and potential appreciation of Underlying Funds in which the Fund invests may prove to be incorrect and may not produce the desired results.

LADENBURG AGGRESSIVE GROWTH FUND | Market and Geopolitical Risk [Member]
●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. The COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

LADENBURG AGGRESSIVE GROWTH FUND | Master-Limited Partnership Risk [Member]
●	Master-Limited Partnership Risk: Investments in MLPs involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Depending on the state of interest rates in general, the use of MLPs could enhance or harm the overall performance of the Fund.

LADENBURG AGGRESSIVE GROWTH FUND | Short Sale Risk [Member]
●	Short Sale Risk: Positions in shorted securities are often speculative and more risky than “long” positions (purchases). Unlike long positions, losses on short positions are potentially unlimited.

LADENBURG AGGRESSIVE GROWTH FUND | Small and Medium Capitalization Stock Risk [Member]
●	Small and Medium Capitalization Stock Risk: The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.